New Accounting Standards (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
New Accounting Standards [Abstract]
New Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”. This ASU supersedes and replaces nearly all existing revenuerecognition guidance, including industry-specific guidance, establishes a new control-based revenue recognition model, changes the basis fordeciding when revenue is recognized over time or at a point in time, provides new and more detailed guidance on specific topics and expands and improvesdisclosures about revenue. In addition, this ASU specifies the accounting for some costs to obtain or fulfill a contract with a customer. This amended guidance is effective for us on January 1, 2018, and is not expected to have a material impact on our consolidated operating results or financial condition. We expect to adopt this ASU using the modified retrospective approach. Financial instruments for the most part and related contractual rights and obligations which are the sources of the majority of our operating revenue are excluded from the scope of this amended guidance. In addition, for those operating revenue streams that are included in the scope of this amended guidance, based upon our review of these sources of income we do not believe they will be materially impacted by this amended guidance.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”. This ASU amends existing guidance related to the accounting for certain financial assets and liabilities. These amendments, among other things, require equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset and eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This amended guidance is effective for us on January 1, 2018. We have reviewed the types of financial instruments impacted by this amended guidance, including certain equity investments and liabilities measured under the fair value election, and have determined that we do not currently own any such instruments. The balance of this amended guidance is expected to impact certain disclosure items but is not expected to have any impact on our consolidated operating results or financial condition.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. This ASU amends existing guidance related to the accounting for leases. These amendments, among other things, require lessees to account for most leases on the balance sheet while recognizing expense on the income statement in a manner similar to existing guidance. For lessors the guidance modifies the classification criteria and the accounting for sales-type and direct finance leases. This amended guidance is effective for us on January 1, 2019 and is not expected to have a material impact on our consolidated operating results or financial condition. Based on a review of our operating leases that we currently have in place we do not expect a material change in the recognition, measurement and presentation of lease expense or impact on cash flow. While the primary impact will be the recognition of certain operating leases on our Condensed Consolidated Statements of Financial Condition this impact is not expected to be material.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This ASU will replace today’s “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For securities available for sale, allowances will be recorded rather than reducing the carrying amount as is done under the current other-than-temporary impairment model. This ASU also simplifies the accounting model for purchased credit-impaired debt securities and loans. This amended guidance is effective for us on January 1, 2020. We began evaluating this ASU in 2016 and have formed a committee that includes personnel from various areas of the Bank that meets regularly to discuss the implementation of the ASU. We are currently in the process of gathering data and reviewing loss methodologies and have engaged third party resources that will assist us in the implementation of this ASU. While we have not yet determined what the impact will be on our consolidated operating results or financial condition by the nature of the implementation of an expected loss model compared to an incurred loss approach, we would expect our allowance for loan losses (“AFLL”) to increase under this ASU.

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging (Topic 815), Targeted Improvements to Accounting for Hedging Activities”. This new ASU amends the hedge accounting model in Topic 815 to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results. The amendments expand an entity’s ability to hedge nonfinancial and financial risk components and reduce complexity in fair value hedges of interest rate risk. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. This amended guidance is effective for us on January 1, 2019, and given our current level of derivatives designated as hedges is not expected to have a material impact on our consolidated operating results or financial condition.

In March 2017, the FASB issued ASU 2017-08, “Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). This ASU shortens the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be accreted to maturity. This amended guidance is effective for us on January 1, 2019, with early adoption permitted. We adopted this amended guidance during the first quarter of 2017 using a modified retrospective approach. The impact of this adoption was to adjust our January 1, 2017 Condensed Consolidated Statement of Financial Position to reflect cumulative effect adjustments as summarized in the table below. The adjustments below reflect the recording of $0.46 million ($0.30 million, net of tax) of additional premium amortization on securities available for sale and a $0.30 million decrease in accumulated other comprehensive loss to reflect the decrease in after tax unrealized losses on securities available for sale as of January 1, 2017 as a result of adopting this amended guidance. After January 1, 2017, premium amortization on certain callable debt securities is now amortized to the first call date. During the first quarter of 2017 the impact on the Condensed Consolidated Statements of Operations was an increase to premium amortization of $0.03 million.

During the first quarter of 2017, we adopted the fair value method of accounting for our capitalized mortgage loan servicing rights pursuant to FASB Accounting Standards Codification topic 860 – “Transfers and Servicing”. Prior to January 1, 2017, we were accounting for our capitalized mortgage loan servicing rights under the amortization method. We adopted the fair value method using a modified retrospective adjustment to beginning accumulated deficit. The impact of the adoption of the fair value method is summarized in the table below. The adjustments below reflect the recording of a $0.54 million increase in the fair value of our capitalized mortgage loan servicing rights with a $0.19 million reduction in deferred tax assets, net for a net impact on accumulated deficit and total equity of $0.35 million.

	January 1, 2017 Originally Presented	Cumulative Retrospective Adjustments		January 1, 2017 Adjusted
	(In thousands)
Deferred tax assets, net	$32,818	$(190	)(1)	$32,628
Capitalized mortgage loan servicing rights	$13,671	$542	(1)	$14,213
Total assets	$2,548,950	$352		$2,549,302
Accumulated deficit	$(65,657)	$352	(1)
		$(300	)(2)	$(65,605)
Accumulated other comprehensive loss	$(9,108)	$300	(2)	$(8,808)
Total Shareholders’ Equity	$248,980	$352		$249,332
Total Liabilities and Shareholders’ Equity	$2,548,950	$352		$2,549,302
(1)	Represents adjustment to capitalized mortgage loan servicing rights, deferred tax assets, net, and accumulated deficit to reflect the adoption of the fair value method of accounting for our capitalized mortgage loan servicing rights.
(2)	Represents adjustment to accumulated deficit and accumulated other comprehensive loss to reflect the adoption of ASU 2017-08.

ADOPTION OF NEW ACCOUNTING STANDARDS — In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-12, “Compensation – Stock Compensation (Topic 718) – Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period”. This ASU amends existing guidance related to the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. These amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. This amended guidance became effective for us on January 1, 2016, and did not have a material impact on our consolidated operating results or financial condition.

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation (718) Improvements to Employee Share-Based Payment Accounting”. This ASU amends existing guidance in an effort to simplify certain aspects of accounting for share-based payments. The areas for simplification in this ASU include income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. This amended guidance is effective for us on January 1, 2017, with early adoption permitted. We adopted this amended guidance during the second quarter of 2016 using a modified retrospective approach. The impact of this adoption was to adjust our January 1, 2016 Consolidated Statement of Financial Position to reflect cumulative effect adjustments as follows:

	January 1, 2016 Originally Presented	Cumulative Retrospective Adjustments	January 1, 2016 Adjusted
	(Dollars in thousands)
Deferred tax assets	$39,635	$1,247	$40,882
Total assets	$2,409,066	$1,247	$2,410,313
Common stock	$339,462	$62	$339,524
Accumulated deficit	$(82,334)	$1,185	$(81,149)
Total Shareholders’ Equity	$251,092	$1,247	$252,339
Total Liabilities and Shareholders’ Equity	$2,409,066	$1,247	$2,410,313

The adjustments above reflect the recording of $1.23 million of unrealized excess benefits on share based compensation and $0.06 million (impact to equity of $0.02 million after consideration of deferred taxes) for the impact of making an accounting policy election to account for forfeitures as they occur. After January 1, 2016, excess tax benefits or deficiencies resulting from share-based payments will be recognized as tax benefit or expense when they occur. Tax benefits of $0.3 million were recorded during the year ended December 31, 2016, as a result of share awards vesting and stock option exercises. In addition, we have elected to apply the amendments related to the presentation of excess tax benefits in the statement of cash flows on a prospective basis.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. This ASU supersedes and replaces nearly all existing revenuerecognition guidance, including industry-specific guidance, establishes a new control-based revenue recognition model, changes the basis fordeciding when revenue is recognized over time or at a point in time, provides new and more detailed guidance on specific topics and expands and improvesdisclosures about revenue. In addition, this ASU specifies the accounting for some costs to obtain or fulfill a contract with a customer. This amended guidance is effective for us on January 1, 2018, and is not expected to have a material impact on our consolidated operating results or financial condition. Financial instruments for the most part and related contractual rights and obligations which are the sources of the majority of our operating revenue are excluded from the scope of this amended guidance. In addition, for those operating revenue streams that are included in the scope of this amended guidance, based upon our review of these sources of income we do not believe they will be materially impacted by this amended guidance.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”. This ASU amends existing guidance related to the accounting for certain financial assets and liabilities. These amendments, among other things, requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset and eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This amended guidance is effective for us on January 1, 2018. We have reviewed the types of financial instruments impacted by this amended guidance, including certain equity investments and liabilities measured under the fair value election, and have determined that we do not currently own any such instruments. The balance of this amended guidance is expected to impact certain disclosure items but is not expected to have any impact on our consolidated operating results or financial condition.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. This ASU amends existing guidance related to the accounting for leases. These amendments, among other things, requires lessees to account for most leases on the balance sheet while recognizing expense on the income statement in a manner similar to existing guidance. For lessors the guidance modifies the classification criteria and the accounting for sales-type and direct finance leases. This amended guidance is effective for us on January 1, 2019 and is not expected to have a material impact on our consolidated operating results or financial condition. Based on a review of our operating leases that we currently have in place (see note #18) we do not expect a material change in the recognition, measurement and presentation of lease expense or impact on cash flow. While the primary impact will be the recognition of certain operating leases on our Consolidated Statements of Financial Condition, this impact is not expected to be material.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. This ASU will replace today’s “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For securities available for sale, allowances will be recorded rather than reducing the carrying amount as is done under the current other-than-temporary impairment model. This ASU also simplifies the accounting model for purchased credit-impaired debt securities and loans. This amended guidance is effective for us on January 1, 2020. We began evaluating this ASU in 2016 and have formed a committee that includes personnel from various areas of the Bank that meets regularly to discuss the implementation of this ASU. We are in the process of gathering data and reviewing loss methodologies as well as reviewing certain software applications that would assist us in the implementation of this ASU. While we have not yet determined what the impact will be on our consolidated operating results or financial condition by the nature of the implementation of an expected loss model compared to an incurred loss approach, we would expect our AFLL to increase under this ASU.